Notes Payable - Shareholder	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Notes Payable - Shareholder

NOTE 7 – Notes Payable - Shareholder

This amount is due to our Executive Vice President for advances made to BioZone Labs , bears interest at a weighted average rate of approximately 10% and is due on demand.